SEGMENT REPORTING	12 Months Ended
Mar. 31, 2026
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 13 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company’s CODM has been identified as the Chief Executive Officer (the “CEO”), who reviews consolidated results of the Company when making decisions about allocating resources and assessing performance across the Company’s reportable segments. The CODM regularly reviews the trends in operating metrics, revisits, assesses, and adjusts significant strategic and operational matters, and makes resource adjustments as needed, such as exploring opportunities for market expansion and diversifying the Company’s service mix, responding immediately and effectively to operational adjustments, aligning ongoing business activities with corporate-level objectives, improving customer satisfaction, enhancing corporate culture, monitoring budget versus actual results and decides where to allocate and invest additional resources to continue growth. The primary measure of segment revenue and profitability for the Company’s operating segment is considered to be consolidated revenue and net income. Significant segment expenses and other segment items are consistent with the financial information included on the consolidated statements of income and comprehensive income.

The Company uses the “management approach” in determining reportable operating segments. Based on management’s assessment, the Company has determined that it has three operating segments by service type as defined by ASC 280, including Auto Insurance Aftermarket Value-added Services, Other Scenario-based Customized Services and Software Development and Information Technology Services.

As of March 31, 2026 and 2025, the main operations of the Company are located in the PRC. Substantially all of the Company’s assets are located in China and all revenue was derived from customers located in China. The following tables present summary information by segment for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the year ended March 31, 2026
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$80,752,915	$2,663,557	$51,298	$83,467,770
Cost of revenues	73,849,597	2,379,042	44,791	76,273,430
Gross profit	6,903,318	284,515	6,507	7,194,340
Operating expenses	3,535,010	116,598	2,246	3,653,854
Income from operations	3,368,308	167,917	4,261	3,540,486
Income tax provision	1,015,053	33,481	645	1,049,179
Net income	2,713,628	89,506	1,724	2,804,858
Depreciation	47,880	1,579	30	49,489
Capital expenditure	85,830	2,831	55	88,716
Total reportable assets	$53,169,680	$1,753,750	$33,776	$54,957,206

	For the year ended March 31, 2025
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$63,398,860	$7,437,448	$616,428	$71,452,736
Cost of revenues	57,116,307	6,481,279	468,562	64,066,148
Gross profit	6,282,553	956,169	147,866	7,386,588
Operating expenses	2,295,563	269,297	22,320	2,587,180
Income from operations	3,986,990	686,872	125,546	4,799,408
Income tax provision	601,065	70,512	5,844	677,421
Net income	3,568,523	418,628	34,697	4,021,848
Depreciation	23,510	2,758	229	26,497
Capital expenditure	149,004	17,480	1,448	167,932
Total reportable assets	$35,792,463	$4,198,885	$348,011	$40,339,359

	For the year ended March 31, 2024
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
Revenues	$45,561,529	$11,764,389	$1,220,811	$58,546,729
Cost of revenues	40,634,065	10,028,326	921,411	51,583,802
Gross profit	4,927,464	1,736,063	299,400	6,962,927
Operating expenses	1,526,232	394,087	40,895	1,961,214
Income from operations	3,401,232	1,341,976	258,505	5,001,713
Income tax provision	418,498	108,060	11,213	537,771
Net income	3,553,273	917,486	95,209	4,565,968
Depreciation	21,256	5,488	570	27,314
Capital expenditure	177,574	45,851	4,758	228,183
Total reportable assets	$21,689,377	$5,600,388	$581,162	$27,870,927